ACCOUNTS RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLES
Accounts receivable	$ 73,642	$ 40,339
Allowance for doubtful accounts
Balance at the beginning of the period	930	738
Reversal of allowance against profit and loss		(10)
Additional allowance during the year	55	194
Bad debt written off		(17)
Exchange effect	(23)	25
Less: ending balance of allowance for doubtful accounts	962	930
Accounts receivable, net	$ 72,680	$ 39,409